Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current tax expense
Current period	$ (135)	$ (237)	$ (178)
Current tax expense	(135)	(237)	(178)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	(1,231)	1,928	4,343
Change in unrecognized deductible temporary differences	620	(1,908)	(4,335)
Utilization of previously unrecognised tax losses	655	24	15
Deferred tax benefit (expense)	44	44	23
Total	$ (91)	$ (193)	$ (155)